Loans and Allowances for Loan Losses	3 Months Ended
Mar. 31, 2012
Loans and Allowances for Loan Losses [Abstract]
Loans and Allowances for Loan Losses

(3) Loans and Allowance for Loan Losses

Loans

The Company's market area is generally Ontario County and Monroe County of New York State. Substantially all loans are made in its market area. Accordingly, the ultimate collectability of a substantial portion of the Company's loan portfolio is susceptible to changes in the economic conditions in this area. The Company's concentrations of credit risk are as disclosed in the following table of loan classifications. The concentrations of credit risk in related loan commitments and letters of credit parallel the loan classifications reflected. Other than general economic risks, management is not aware of any material concentrations of credit risk to any industry or individual borrower.

The major classifications of loans at March 31, 2012 and December 31, 2011, follow (in thousands), along with a description of their underwriting and risk characteristics:

	2012	2011

Commercial and industrial	$198,118	198,744
Mortgages:
Commercial	493,457	467,413
Residential - first lien	262,770	256,173
Residential - second lien	100,368	101,877
Consumer:
Automobile - indirect	261,619	227,541
Other	24,087	25,583
Loans held for sale	11,636	7,556

Total loans	1,352,055	1,284,887
Plus - Net deferred loan costs	9,054	7,634
Less - Allowance for loan losses	(16,841)	(16,095)

Loans - net	$1,344,268	1,276,426

Allowance for Loan Losses

A summary of the changes in the allowance for loan losses follows (in thousands). Notwithstanding the estimated allocations set forth in any table, the entirety of the allowance is available to absorb losses in any portfolio:

	For the Three-Month Periods
	Ended March 31,

	2012	2011

Balance at the beginning of period	$16,095	15,635
Loans charged off	(710)	(705)
Recoveries of loans charged off	306	230
Provision charged to operations	1,150	750

Balance at end of period	$16,841	15,910

The following tables present an analysis of the allowance for loan losses by loan type, including a summary of the loan types individually and collectively evaluated for impairment as of March 31, 2012 and 2011 (in thousands):

			Residential	Residential
			mortgage -	mortgage -			Loans
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for
	and industrial	mortgage	position	position	indirect	other	sale	Unallocated	Total
Beginning Balance	$6,393	994	1,786	521	4,839	916	-	646	16,095
Charge-offs	(191)	-	(75)	(3)	(283)	(158)	-	-	(710)
Recoveries	38	2	6	2	175	83	-	-	306
Provision	(1,362)	286	190	14	1,130	381	-	511	1,150
Ending Balance	$4,878	1,282	1,907	534	5,861	1,222	-	1,157	16,841
of which:
Amount for loans individually
evaluated for impairment	$1,079	443	-	-	-	-	-	-	1,522
Amount for loans collectively
evaluated for impairment	$3,799	839	1,907	534	5,861	1,222	-	1,157	15,319
Balance of loans individually
evaluated for impairment	$3,668	11,545	-	29	-	-	-	-	15,242
Balance of loans collectively
evaluated for impairment	$194,450	481,912	262,770	100,339	261,619	24,087	11,636	9,054	1,345,867

The balance in the allowance for loan losses increased to $16.8 million at March 31, 2012 compared to $16.1 million December 31, 2011, and from $15.9 million at March 31, 2011. In determining the level of allowance necessary, we considered a number of factors. The most significant factor in the first quarter of 2012 was growth in the portfolio, which amounted to an annualized rate of 21% for the three-month period from December 31, 2011, and 16% for the twelve-month period from March 31, 2011. However, the balance in the allowance did not increase by these percentages due to specific portfolio factors, which include, (a) a reduction in the loss factor applied to Substandard-rated Commercial and Industrial Loans, (b) an increase in reserves for impaired loans, (c) a decline in annualized net charge-offs, and (d) a decline in the ratio of non-performing loans to total loans. Economic conditions were also considered in our determination of the allowance. Given improvements we have seen in the economy, we have reduced our economic qualitative factors.

More specifically, since December 31, 2011, we have reduced the allocated allowance to Commercial and Industrial loans as discussed above. Increases in allocations for the other major loan categories occurred principally due to loan portfolio growth, while the unallocated portion has increased principally due to a combination of factors related to changes in the portfolio and related quantitative and qualitative factors.

In monitoring the credit quality of the portfolio, management applies a credit quality indicator to substantially all commercial loans. These quality indicators, as more fully described in the 2011 Annual Report, range from one through eight in increasing risk of loss. These ratings are used as inputs to the calculation of the allowance for loan losses. Loans rated 1 through 4 are generally allocated a lesser percentage allocation in the allowance for loan losses than loans rated from 5 through 8. Residential Mortgage Loans are generally rated 9, unless they are used to partially collateralize commercial loans, in which case they carry the rating of the respective commercial loan relationship, or if management wishes to recognize a well defined weakness or loss potential to more accurately reflect credit risk. Unrated loans are allocated a percentage of the allowance for loan losses on a pooled-basis.

The following tables present the loan portfolio as of March 31, 2012 and December 31, 2011 by credit quality indicator (in thousands). Except for loans in the 9 and unrated categories, credit quality indicators are reassessed for each applicable loan at least annually, generally upon the anniversary of the loan's origination or receipt and analysis of the borrower's financial statements, when applicable, or in the event that information becomes available that would cause us to re-evaluate.

Loans in category 9 and unrated are evaluated for credit quality after origination based upon delinquency status. (See Aging Analysis table).

Credit Quality Indicator Analysis as of March 31, 2012

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$10,377	-	-	-	-	816	-	-	11,193
2-Good	8,268	26,459	1,656	3,172	-	1,084	-	-	40,639
3-Satisfactory	69,249	195,085	1,280	564	-	-	-	-	266,178
4-Watch	43,078	209,335	4,834	106	-	-	-	-	257,353
5-Special Mention	12,041	6,289	1,009	-	-	-	-	-	19,339
6-Substandard	22,395	31,573	4,263	225	-	-	-	-	58,456
7-Doubtful	-	-	7	-	-	-	-	-	7
Subtotal	$165,408	468,741	13,049	4,067	-	1,900	-	-	653,165
9 and not rated	32,710	24,716	249,721	96,301	261,619	22,187	11,636	9,054	707,944
Total	$198,118	493,457	262,770	100,368	261,619	24,087	11,636	9,054	1,361,109

Credit Quality Indicator Analysis as of December 31, 2011

			Residential	Residential
			mortgage -	mortgage -			Loans	Deferred
	Commercial	Commercial	first	second	Consumer -	Consumer -	held for	Fees and
	and industrial	mortgage	position	position	indirect	other	sale	Costs	Total
1-Superior	$9,814	105	-	-	-	913	-	-	10,832
2-Good	8,826	26,195	1,718	2,560	-	-	-	-	39,299
3 Satisfactory	68,246	177,882	1,409	576	-	-	-	-	248,113
4 Watch	43,928	210,901	6,045	269	-	-	-	-	261,143
5 Special Mention	7,864	4,645	1,127	-	-	-	-	-	13,636
6 Substandard	29,440	30,018	4,496	453	-	100	-	-	64,507
7 Doubtful	-	-	-	7	-	-	-	-	7
8 Loss	-	-	-	-	-	-	-	-	-
Subtotal	$168,118	449,746	14,795	3,865	-	1,013	-	-	637,537
9 and not rated	30,626	17,667	241,378	98,012	227,541	24,570	7,556	7,634	654,984
Total	$198,744	467,413	256,173	101,877	227,541	25,583	7,556	7,634	1,292,521

A summary of information regarding nonaccruing loans and other nonperforming assets as of March 31, 2012, December 31, 2011, and March 31, 2011 follows (in thousands):

	March 31,	December 31,	March 31,
	2012	2011	2011

Accruing loans 90 days or more delinquent	$554	969	208
Nonaccruing loans	19,358	17,307	22,760

Total nonperforming loans	19,912	18,276	22,968
Other real estate owned	3,562	4,632	3,836
(less write-down of other real estate owned)	(435)	(397)	(551)

Total nonperforming assets	$23,039	22,511	26,253

The following tables present, as of March 31, 2012 and December 31, 2011, additional details about the loan portfolio in the form of an aging analysis of the loan portfolio. Amounts exclude deferred fees and costs (in thousands).

Aging Analysis as of March 31, 2012

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans

Commercial and industrial	$335	250	3,841	4,426	193,692	198,118	88	3,753
Commercial mortgages	1,497	1,326	11,572	14,395	479,062	493,457	-	11,572
Residential - first lien	3,084	1,415	4,249	8,748	254,022	262,770	390	3,859
Residential - junior lien	341	90	174	605	99,763	100,368	-	174
Consumer:
Automobile - Indirect	1,310	726	61	2,097	259,522	261,619	61	-
Other	204	21	15	240	23,847	24,087	15	-
Loans held-for-sale	-	-	-	-	11,636	11,636	-	-
	$6,771	3,828	19,912	30,511	1,321,544	1,352,055	554	19,358

Aging Analysis as of December 31, 2011

			90 Days				> 90 Days
	30-59 Days	60-89 Days	Or	Total		Total	and	Non-Accrual
	Past Due	Past Due	Greater	Past Due	Current	Loans	Accruing	Loans
Commercial and industrial	$395	432	3,992	4,819	193,925	198,744	75	3,917
Commercial mortgages	2,184	-	9,078	11,262	456,151	467,413	-	9,078
Residential - first lien	633	55	4,453	5,141	251,032	256,173	652	3,801
Residential - junior lien	444	91	419	954	100,923	101,877	8	411
Consumer:
Automobile - indirect	1,766	653	165	2,584	224,957	227,541	165	-
Other	257	88	169	514	25,069	25,583	69	100
Loans held-for-sale	-	-	-	-	7,556	7,556	-	-
Total	$5,679	1,319	18,276	25,274	1,259,613	1,284,887	969	17,307

A summary of information regarding impaired loans follows (in thousands):

	As of and for	As of and for	As of and for
	the three-month	the year	the three-month
	period ended	ended	period ended
	March 31,	December 31,	March 31,
	2012	2011	2011

Recorded investment at period end	$19,358	17,307	22,760
Impaired loans with specific related allowance at period end	$3,929	2,453	3,680
Amount of specific related allowance at period end	$1,522	1,138	933
Average investment during the period	$19,545	20,394	22,069
Interest income recognized on a cash basis during the period	$103	127	-

The details of impaired loans as of March 31, 2012 and December 31, 2011 follow (in thousands)

March 31, 2012

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
	Investment	balance	Allowance	Investment	Recognized
With no specific allowance
Commercial and industrial	$1,640	2,151	-	1,811	-
Commercial mortgage	9,756	11,158	-	9,010	81
Residential mortgage - first position	3,859	4,042	-	4,331	20
Residential mortgage - second position	174	213	-	420	-
Consumer - other	-	-	-	76	2
Subtotal	15,429	17,564	-	15,648	103
With specific allowance
Commercial and industrial	2,113	2,249	1,079	2,503	-
Commercial mortgage	1,816	1,936	443	1,394	-
Subtotal	3,929	4,185	1,522	3,897	-
Total	$19,358	21,749	1,522	19,545	103
Summary by portfolio:
Commercial	$15,325	17,494	1,522	14,718	81
Residential	4,033	4,255	-	4,751	20
Consumer and other	-	-	-	76	2
Total	$19,358	21,749	1,522	19,545	103

December 31, 2011

		Unpaid	Specific	Average	Interest
	Recorded	principal	Related	Recorded	income
With no specific allowance	Investment	balance	Allowance	Investment	Recognized
Commercial and industrial	$2,541	3,048	-	1,401	-
Commercial mortgage	8,001	9,440	-	6,578	114
Residential mortgage - first position	3,801	3,968	-	3,366	13
Residential mortgage - second position	411	439	-	390	-
Consumer - other	100	102	-	76	-
Subtotal	14,854	16,997	-	11,811	127
With specific allowance
Commercial and industrial	1,376	1,454	895	3,079	-
Commercial mortgage	1,077	1,153	243	3,988	-
Residential mortgage - first position	-	-	-	1,265	-
Residential mortgage - second position	-	-	-	201	-
Subtotal	2,453	2,607	1,138	8,583	-
Total	$17,307	19,604	1,138	20,394	127
Summary by portfolio:
Commercial	$12,995	15,095	1,138	15,046	114
Residential	4,212	4,407	-	5,222	13
Consumer and other	100	102	-	126	-
Total	$17,307	19,604	1,138	20,394	127

Troubled Debt Restructurings

In the process of resolving nonperforming loans, we may choose to restructure the contractual terms of certain loans and attempt to work out alternative payment schedules with the borrower in order to avoid foreclosure of collateral. Any loans that are modified are evaluated to determine if they are "troubled debt restructurings” (TDR) and if so, are evaluated for impairment. A TDR is defined as a loan restructure where for legal or economic reasons related to a borrower's financial difficulties, the creditor grants one or more concessions to the borrower that it would not otherwise consider. Terms of loan agreements may be modified to fit the ability of the borrower to repay in respect of its current financial status and restructuring of loans may include the transfer of assets from the borrower to satisfy debt, a modification of loan terms, or a combination of the two. If a satisfactory restructure and payment arrangement cannot be reached, the loan may be referred to legal counsel for foreclosure.